CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	250,000,000	31,785,000
Ordinary shares, issued	30,501,352	7,019,352
Ordinary shares, outstanding	30,501,352	7,019,352
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	0	18,215,000
Preferred stock, issued	0	15,958,290
Preferred stock, outstanding	0	15,958,290